59706 2/00
Prospectus Supplement
dated February 7, 2000 to:
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Putnam Diversified Income Trust
to Prospectuses dated January 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officer and the Core Fixed Income Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Mr. Waldman's length of service to the fund and his experience as a portfolio manager or investment analyst over at least the last five years are shown.

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Manager                 Since          Experience
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David L. Waldman        1998           1997-Present      Putnam Management
Managing Director                      1995-June 1997    Lazard Freres
                                       Prior to Apr.     Goldman Sachs
                                       1995
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